ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CNY (¥) shares	Feb. 21, 2024
Julong Online (Beijing) Technology Development Co., Ltd. [Member]
Business combination, consideration transferred | $	$ 83,490
Business combination, voting equity interest acquired percentage	100.00%	100.00%
Julong Online (Beijing) Technology Development Co., Ltd. [Member] | Shareholder [Member]
Business combination, voting equity interest acquired percentage	1.00%	1.00%
Beijing Junxinyuan Technology Development Co. Ltd. [Member]
Business combination, consideration transferred | ¥		¥ 59,098,500
Business combination, voting equity interest acquired percentage	99.00%	99.00%
Liyun Holding Limited [Member]
Business combination, voting equity interest acquired percentage	100.00%	100.00%
Hong Kong Qinan Holding Limited [Member]
Business combination, voting equity interest acquired percentage	100.00%	100.00%
Business combination, shares issued	11,132	11,132
Datongyi Holding Limited Member]
Business combination, shares issued	20,000,000	20,000,000
Qiren Holding Limited [Member]
Business combination, voting equity interest acquired percentage	96.00%	96.00%
Jiangshan BVI [Member]
Equity interest percentage	100.00%	100.00%
HK Changfeng [Member]
Equity interest percentage	100.00%	100.00%
Liyun Holding Limited [Member]
Equity interest percentage			100.00%
Hong Kong Qinan Holding Limited [Member]
Equity interest percentage			100.00%